Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Details) - Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Uncollectible accounts written off	$ 700,000		$ 900,000
Uncollectible accounts recoveries		$ 0